Derivative Financial Instruments and Hedge Accounting	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about hedges [abstract]
Derivative Financial Instruments and Hedge Accounting
9. Derivative Financial Instruments and Hedge Accounting
The Group’s derivative operations focus on addressing the needs of the Group’s corporate clients to hedge their risk exposure and hedging the Group’s risk exposure that results from such client contracts. The Group also engages in derivative trading activities to hedge the interest rate risk and currency risk arising from the Group’s own assets and liabilities. In addition, the Group engages in proprietary trading of derivatives within the predetermined transaction limit.
The Group provides and trades a range of derivative financial instruments, including:

•	Interest rate swaps relating to interest rate risk in Korean won

•	Cross-currency swaps, forwards, and options relating to currency risk

•	Stock index options linked with the Korea Composite Stock Price Index (“KOSPI”)
In particular, the Group applies fair value hedge accounting using interest rate swaps, currency forwards, and others to hedge the risk of changes in fair value due to the changes in interest rate and foreign exchange rate of structured debentures in Korean won, debentures in foreign currencies, structured deposits in foreign currencies, and others. The Group applies cash flow hedge accounting using interest rate swaps, currency swaps, and others to hedge the risk of changes in cash flows of floating rate debt securities in Korean won, borrowings in foreign currencies, group of loans measured at amortized cost, and others. In addition, the Group applies net investments in foreign operations hedge accounting by designating debentures in foreign currencies and cross currency forwards as hedging instruments to hedge the currency risk of net investments in foreign operations.

9.1 Details of derivative financial instruments held for trading as of December 31, 2021 and 2022, are as follows:

	December 31, 2021						December 31, 2022
	Notional amount		Assets		Liabilities		Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Forwards	￦	4,037,717	￦	140,126	￦	126,610	￦	8,261,663	￦	821,603	￦	431,002
Futures*		6,479,692		1,903		2,464		4,450,505		765		256
Swaps		334,721,395		354,686		397,046		359,581,194		859,670		694,713
Options		12,547,000		176,274		199,567		10,508,000		274,596		272,284

		357,785,804		672,989		725,687		382,801,362		1,956,634		1,398,255

Currency
Forwards		105,509,405		1,296,083		934,944		115,682,577		2,813,603		2,472,119
Futures*		361,791		464		877		413,960		36		2,364
Swaps		65,028,025		1,082,873		1,331,597		91,646,725		3,525,458		4,049,390
Options		1,885,064		7,643		11,044		1,852,065		27,258		13,025

		172,784,285		2,387,063		2,278,462		209,595,327		6,366,355		6,536,898

Stock and index
Futures*		1,612,965		14,338		6,530		1,828,302		37,455		89,624
Swaps		5,207,198		322,888		132,619		6,649,735		377,840		492,275
Options		7,617,703		95,338		241,371		7,257,715		168,311		359,274

		14,437,866		432,564		380,520		15,735,752		583,606		941,173

Credit
Swaps		2,602,382		18,979		7,409		3,006,114		32,860		17,468

		2,602,382		18,979		7,409		3,006,114		32,860		17,468

Commodity
Futures*		6,370		43		82		28,577		1,970		941
Swaps		—		—		—		131,500		887		885

		6,370		43		82		160,077		2,857		1,826

Others		1,695,540		20,904		117,629		1,003,301		41,859		313,917

	￦	549,312,247	￦	3,532,542	￦	3,509,789	￦	612,301,933	￦	8,984,171	￦	9,209,537

*	Gains or losses arising from some daily mark-to-market futures are reflected in the margin accounts.

9.2 Average price conditions of future nominal cash flows by type of hedge accounting as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	1 year		2 years		3 years		4 years		5 years		Over 5 years		Total
	(In millions of Korean won)
Fair value hedge
Nominal amount of the hedging instrument	￦	2,223,113	￦	1,423,760	￦	967,376	￦	2,153,200	￦	1,428,673	￦	2,419,230	￦	10,615,352
Average price condition (%)		0.94		1.23		1.04		1.16		1.06		1.39		1.18
Average price condition (USD/KRW)		1,144.74		1,154.78		1,169.72		—		—		—		1,150.30
Average price condition (EUR/KRW)		1,359.59		1,363.95		1,394.84		—		1,458.92		—		1,409.23
Average price condition (AUD/KRW)		859.41		—		—		—		—		—		859.41
Average price condition (GBP/KRW)		1,554.65		—		—		1,620.05		—		—		1,557.47
Cash flow hedge
Nominal amount of the hedging instrument	￦	4,150,546	￦	1,763,372	￦	322,735	￦	641,733	￦	580,128	￦	150,000	￦	7,608,514
Average price condition (%)		1.01		1.51		2.06		1.87		1.84		2.12		1.21
Average price condition (USD/KRW)		1,159.92		1,178.13		1,145.05		1,139.40		1,123.13		—		1,152.89
Average price condition (EUR/KRW)		1,312.75		1,321.00		1,364.00		1,374.73		—		—		1,351.76
Average price condition (AUD/KRW)		—		—		856.40		851.50		—		—		853.40
Average price condition (SGD/KRW)		—		866.14		—		—		—		—		866.14
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	91,636	￦	—	￦	—	￦	—	￦	—	￦	—	￦	91,636
Average price condition (USD/KRW)		1,071.00		—		—		—		—		—		1,071.00
Average price condition (GBP/KRW)		1,465.26		—		—		—		—		—		1,465.26

	December 31, 2022
	1 year		2 years		3 years		4 years		5 years		Over 5 years		Total
	(In millions of Korean won)
Fair value hedge
Nominal amount of the hedging instrument	￦	5,612,378	￦	1,921,072	￦	2,701,675	￦	1,883,332	￦	426,551	￦	2,147,846	￦	14,692,854
Average price condition (%)		4.17		4.52		4.64		4.56		4.36		4.64		4.43
Average price condition (USD/KRW)		1,197.01		1,262.56		1,276.70		—		—		—		1,240.59
Average price condition (EUR/KRW)		1,363.42		1,373.32		—		1,436.86		—		—		1,387.71
Average price condition (AUD/KRW)		886.23		895.76		—		—		—		—		890.17
Average price condition (GBP/KRW)		1,617.02		—		1,535.25		—		—		—		1,537.85
Cash flow hedge
Nominal amount of the hedging instrument	￦	3,033,420	￦	892,720	￦	1,846,139	￦	771,585	￦	1,078,676	￦	210,000	￦	7,832,540
Average price condition (%)		2.90		2.60		4.42		4.62		4.95		3.99		3.54
Average price condition (USD/KRW)		1,178.13		1,196.80		1,166.24		1,225.35		1,252.61		—		1,202.02
Average price condition (EUR/KRW)		1,321.00		1,364.00		1,374.73		—		—		—		1,362.51
Average price condition (AUD/KRW)		—		856.40		851.50		—		—		—		853.40
Average price condition (SGD/KRW)		866.14		—		—		—		—		—		866.14
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	65,012	￦	27,499	￦	—	￦	—	￦	—	￦	—	￦	92,511
Average price condition (USD/KRW)		1,071.00		—		—		—		—		—		1,071.00
Average price condition (GBP/KRW)		—		1,465.26		—		—		—		—		1,465.26

9.3 Fair Value Hedge
9.3.1 Details of fair value hedged items as of December 31, 2021 and 2022 and changes in fair value for the years ended December 31, 2021 and 2022, are as follows:

		December 31, 2021								2021
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
		(In millions of Korean won)
Hedge accounting
Interest rate	Debt securities in Korean won	￦	1,627,228	￦	—	￦	(20,272)	￦	—	￦	(26,247)
	Debt securities in foreign currencies		3,567,662		—		(22,384)		—		(71,246)
	Deposits in foreign currencies		—		93,521		—		(1,319)		3,222
	Debentures in Korean won		—		2,470,123		—		(79,877)		70,308
	Debentures in foreign currencies		—		1,154,178		—		27,953		45,132

			5,194,890		3,717,822		(42,656)		(53,243)		21,169

Currency	Debt securities in foreign currencies		2,443,893		—		133,268		—		180,676

			2,443,893		—		133,268		—		180,676

		￦	7,638,783	￦	3,717,822	￦	90,612	￦	(53,243)	￦	201,845

		December 31, 2022								2022
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
		(In millions of Korean won)
Hedge accounting
Interest rate	Debt securities in Korean won	￦	2,467,171	￦	—	￦	(107,444)	￦	—	￦	(86,757)
	Debt securities in foreign currencies		3,142,973		—		(232,085)		—		(215,183)
	Deposits in foreign currencies		—		29,429		—		(8,591)		6,976
	Debentures in Korean won		—		5,690,371		—		(249,629)		171,841
	Debentures in foreign currencies		—		1,196,781		—		(95,865)		123,817

			5,610,144		6,916,581		(339,529)		(354,085)		694

Currency	Debt securities in foreign currencies		1,596,049		—		82,284		—		151,303

			1,596,049		—		82,284		—		151,303

		￦	7,206,193	￦	6,916,581	￦	(257,245)	￦	(354,085)	￦	151,997

9.3.2 Details of derivative instruments designated as fair value hedge as of December 31, 2021 and 2022 and changes in fair value for the years ended December 31, 2021 and 2022, are as follows:

	December 31, 2021						2021
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	8,910,139	￦	127,290	￦	38,253	￦	(33,227)
Currency
Forwards		1,705,213		2,436		54,855		(174,707)

	￦	10,615,352	￦	129,726	￦	93,108	￦	(207,934)

	December 31, 2022						2022
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	13,290,183	￦	186,258	￦	104,856	￦	(1,244)
Currency
Forwards		1,402,671		36,567		26,008		(129,451)

	￦	14,692,854	￦	222,825	￦	130,864	￦	(130,695)

9.3.3 Details of hedge ineffectiveness recognized in profit or loss on derivative instruments designated as fair value hedge for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Hedge accounting
Interest rate	￦	5,742	￦	(12,058)	￦	(550)
Currency		56,684		5,969		21,852

	￦	62,426	￦	(6,089)	￦	21,302

9.3.4 Gains or losses on fair value hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Gains (losses) on hedging instruments	￦	89,179	￦	(187,364)	￦	(101,281)
Gains (losses) on hedged items attributable to the hedged risk		(26,899)		188,556		122,552

	￦	62,280	￦	1,192	￦	21,271

9.4 Cash Flow Hedge
9.4.1 Details of cash flow hedged items as of December 31, 2021 and 2022 and changes in fair value for the years ended December 31, 2021 and 2022, are as follows:

	Cash flow hedge reserve				Changes in fair value
	December 31, 2021		December 31, 2022		2021		2022
	(In millions of Korean won)
Hedge accounting
Interest rate risk	￦	4,864	￦	46,229	￦	(36,428)	￦	(107,134)
Currency risk		(12,597)		(22,488)		12,605		14,289

	￦	(7,733)	￦	23,741	￦	(23,823)	￦	(92,845)

9.4.2 Details of derivative instruments designated as cash flow hedge as of December 31, 2021 and 2022 and changes in fair value for the years ended December 31, 2021 and 2022, are as follows:

	December 31, 2021						2021
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	4,553,250	￦	12,575	￦	9,532	￦	36,164
Currency
Swaps		3,055,264		46,527		61,331		60,327

	￦	7,608,514	￦	59,102	￦	70,863	￦	96,491

	December 31, 2022						2022
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Forwards	￦	1,079,652	￦	20,202	￦	56,753	￦	(36,372)
Swaps		3,231,288		101,975		124		111,902
Currency
Swaps		3,521,600		116,961		98,237		(6,379)

	￦	7,832,540	￦	239,138	￦	155,114	￦	69,151

9.4.3 Gains or losses on cash flow hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Gains (losses) on hedging instruments:	￦	(55,240)	￦	96,491	￦	69,151
Effective portion of gains (losses) on cash flow hedging instruments (recognized in other comprehensive income or loss)		(48,034)		95,478		71,692
Ineffective portion of gains (losses) on cash flow hedging instruments (recognized in profit or loss)		(7,206)		1,013		(2,541)

9.4.4 Amounts recognized in other comprehensive income (loss) and reclassified from equity to profit or loss related to derivative instruments designated as cash allow hedge for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Other comprehensive income (loss)	￦	(48,034)	￦	95,478	￦	71,692
Reclassification to profit or loss		39,190		(53,080)		(13,288)
Income tax effect		7,580		(21,534)		(26,930)

	￦	(1,264)	￦	20,864	￦	31,474

9.5 Hedge of Net Investments in Foreign Operations
9.5.1 Details of net investments in foreign operations hedged items as of December 31, 2021 and 2022 and changes in fair value for the years ended December 31, 2021 and 2022, are as follows:

	Foreign currency translation reserve		Changes in fair value
	December 31, 2021	December 31, 2022	2021		2022
	(In millions of Korean won)
Hedge accounting
Currency risk	￦ (35,658)	￦ (114,743)	￦	88,729	￦	104,021
9.5.2 Details of financial instruments designated as hedge of net investments in foreign operations as of December 31, 2021 and 2022 and changes in fair value for the years ended December 31, 2021 and 2022, are as follows:

	December 31, 2021						2021
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Currency
Forwards	￦	91,636	￦	—	￦	8,498	￦	(8,494)
Debentures in foreign currencies		1,273,227		—		1,273,227		(80,235)

	￦	1,364,863	￦	—	￦	1,281,725	￦	(88,729)

	December 31, 2022						2022
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Currency
Forwards	￦	92,511	￦	—	￦	11,194	￦	(16,168)
Debentures in foreign currencies		1,361,080		—		1,361,080		(87,853)

	￦	1,453,591	￦	—	￦	1,372,274	￦	(104,021)

9.5.3 Fair value of
non-derivative
financial instruments designated as hedge of net investments in foreign operations as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Debentures in foreign currencies	￦	1,275,291	￦	1,211,215
9.5.4 Gains or losses on net investments in foreign operations hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Gains (losses) on hedging instruments:	￦	88,769	￦	(88,729)	￦	(104,021)
Effective portion of gains (losses) on hedge of net investments in foreign operations (recognized in other comprehensive income or loss)		88,769		(88,729)		(104,021)
Ineffective portion of gains (losses) on hedge of net investments in foreign operations (recognized in profit or loss)		—		—		—
9.5.5 Effective portion of gains or losses on net investments in foreign operations hedging instruments recognized in other comprehensive income (loss) for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Other comprehensive income (loss)	￦	88,769	￦	(88,729)	￦	(104,021)
Reclassification to profit or loss		—		5,195		—
Income tax effect		(24,500)		25,599		24,936

	￦	64,269	￦	(57,935)	￦	(79,085)

9.6 Interest Rate Benchmark Reform
The USD LIBOR interest rate will be replaced by the Secured Overnight Financing Rate (“SOFR”) based on actual transactions. In the case of KRW, the Korean government bond/monetary stabilization bond RP rate has been finally decided as the Risk-Free Reference Rate (“RFR”) and will replace the Certificate of Deposit (“CD”) rate in the mid to long-term. Within the corresponding hedging relationship of related significant interest rate benchmark, the Group assumed that the spread to be changed on the RFR basis including SOFR would be similar to that included in the interest rate swap used as a hedging instrument, and no other changes were assumed.
Details of the Group’s exposure to hedging relationships related to the interest rate benchmark reform as of December 31, 2022, are as follows:

		December 31, 2022
Interest rate benchmark	Currency	Carrying amount of non-derivative assets	Carrying amount of non-derivative liabilities	Notional amount of hedging instruments
	(In millions of Korean won and millions of US dollars)
CD#3M	KRW	2,760,791	5,690,371	6,440,000
USD#LIBOR#3M	USD	1,895	1,385	3,753
USD#LIBOR#6M	USD	167	—	182